STATEMENT OF FINANCIAL POSITION - USD ($)	Oct. 31, 2016	Jul. 31, 2016
Current Assets:
Cash and cash equivalents	$ 620	$ 27,160
Prepaid expenses	5,417	8,678
Total Current Assets	6,037	35,838
Office equipment, net	2,114	2,245
Prepaid Expenses and deposits	2,940	2,940
Total Assets:	11,091	41,023
Current Liabilities:
Accounts payable	1,048,434	1,069,608
Accrued expenses	16,000,220	14,320,245
Due to related party	1,050	1,050
Loans payable - related party	970,243	960,967
Loans payable	3,403	3,403
Total Liabilities	$ 18,023,350	$ 16,355,273
Stockholders' (Deficit)
Preferred stock, authorized	200,000,000	200,000,000
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares issued and outstanding	1,800,000	1,800,000
Paid in Capital preferred stock	$ 2	$ 2
Common stock class A, authorized	7,000,000	7,000,000
Common stock class A, par value	$ 0.000001	$ 0.000001
Common stock class A, issued and outstanding	1,600,000	1,600,000
Paid in Capital Common stock class A	$ 1	$ 1
Common stock class B, authorized	4,000,000,000	4,000,000,000
Common stock class B, par value	$ 0.000001	$ 0.000001
Common stock class B, issued and outstanding	988,038,587	987,934,483
Paid in Capital Common stock class B	$ 988	$ 988
Common stock class C, authorized	4,000,000,000	4,000,000,000
Common stock class C, par value	$ 0.000001	$ 0.000001
Common stock class C, issued and outstanding	4,800,000	4,800,000
Paid in Capital Common stock class C	$ 5	$ 5
Common stock class D, authorized	4,000,000,000	4,000,000,000
Common stock class D, par value	$ 0.000001	$ 0.000001
Common stock class D, issued and outstanding	48,000,000	48,000,000
Paid in Capital Common stock class D	$ 48	$ 48
Additional paid in Capital	5,581,975	5,581,929
Stock subscriptions receivable	(47,000)	(47,000)
Accumulated Deficit	(23,548,278)	(21,850,223)
Total Stockholders' Deficit	(18,012,259)	(16,314,250)
Total Liabilities and Equity Deficit	$ 11,091	$ 41,023